PENN MUTUAL VARIABLE LIFE ACCOUNT I

THE PENN MUTUAL LIFE INSURANCE COMPANY

600 DRESHER ROAD

HORSHAM, PENNSYLVANIA  19044

(215) 956-8000

CERTIFICATION PURSUANT TO RULE 497(j)

UNDER THE SECURITIES ACT OF 1933, AS AMENDED

FILE NOS. 033-54662; 811-05006

We hereby certify that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 28 to the Registration Statement for Penn Mutual Variable Life Account I (File Nos. 033-54662; 811-05006), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001104659-09-026730 on April 28, 2009.

	By:	Penn Mutual Variable Life Account I
The Penn Mutual Life Insurance Company

Dated: May 1, 2009		By:	/s/ Richard J. DeCarolis
Richard J. DeCarolis